BORROWINGS AND NOTES PAYABLE (Schedule of Changes in Debentures, Including Cash Flows From Financing Activities) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Non-current borrowings, including current maturities	₪ 191	₪ 243		₪ 625
Notes payable, including current maturities	1,589	1,123		1,298
Financial liability at fair value	28
Interest payable	8		[1]	21
Lease liability	617	683
Borrowings	2,433	1,366		₪ 1,944
Cash flows from (used in) financing activities, net [Member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	(13)
Non-current borrowings, including current maturities	(52)	(382)
Notes payable, including current maturities	453
Notes payable, including current maturities		(174)
Financial liability at fair value	37
Interest payable	(37)	(69)
Lease liability	(159)
Borrowings	229
Borrowings		(625)
Non cash movements Share in PHI's accounts included as at Jan. 1, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	13
Borrowings	13
Non cash movements Adoption of IFRS 16 as at Jan. 1, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Lease liability	683
Borrowings	683
Non cash movements CPI adjustments and other finance costs [Member]
Disclosure of detailed information about borrowings [line items]
Notes payable, including current maturities	13	(1)
Financial liability at fair value	(9)
Interest payable	45	48
Lease liability	20
Borrowings	69	₪ 47
Non cash movements Against lease ROU asset [Member]
Disclosure of detailed information about borrowings [line items]
Lease liability	73
Borrowings	₪ 73

[1]	Representing an amount of less than NIS 1 million.